Cash and Cash Equivalents and Restricted Cash	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents and Restricted Cash [Abstract]
Cash and Cash Equivalents and Restricted Cash
4.	Cash and Cash Equivalents and Restricted Cash:

The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the consolidated balance sheets that sum to the total of the same such amounts shown in the consolidated statement of cash flows:

	December 31, 2025	December 31, 2024
Cash and cash equivalents	14,164	6,412
Restricted cash	400	-
Restricted cash, non-current	-	350
Cash and cash equivalents and restricted cash	14,564	6,762

Restricted cash as of December 31, 2025 includes $50 of restricted deposits pledged as collateral for credit cards balances with one of the Company’s financial institutions and $350 of minimum liquidity requirements as per the April 2023 Neptune Sale and Leaseback (Note 5, Note 7).

Restricted cash, non-current as of December 31, 2024 includes $350 of minimum liquidity requirements as per the April 2023 Neptune Sale and Leaseback (Note 7).